DEBT	12 Months Ended
Dec. 31, 2023
DEBT
8. DEBT
On March 16, 2023, we entered into an unsecured, five-year $600,000 syndicated multicurrency revolving credit agreement, which replaced in its entirety our prior five-year $560,000 unsecured revolving credit agreement that was nearing maturity. Proceeds from the new facility were used to repay the $235,500 outstanding under the prior facility. Additional borrowings under the new facility
m
ay be used for, among other things, funding seasonal working capital needs and other general corporate purposes, including acquisitions, dividends (if and as declared by our Board of Directors), capital expenditures, stock repurchases, and issuances of letters of credit. The revolving credit facility has a seasonal component from October 1 to March 31, during which the borrowing capacity may be reduced to $500,000 at our discretion (which effectively reduces fees payable in respect of the unused portion of the commitment), and we effected this reduction on October 1, 2023. Included in the revolving credit facility are a $125,000 swingline loan sublimit, a $10,000 letter of credit sublimit, a $75,000 alternative currency borrowing sublimit, and an $10,000 Mexican borrowing subfacility. The revolving
credit agreement matures on March 16, 2028.
Borrowings under the revolving credit facility bear interest at either Term Secured Overnight Financing Rate (“SOFR”) or Daily Simple SOFR-based rates plus 0.10%, plus a spread which ranges from 100.0 to 137.5 basis-points (Term SOFR and Daily Simple SOFR plus 100.0 basis-points at December 31, 2023), depending on our ratio of total debt to EBITDA, or on rates based on the highest of the Federal Funds Effective Rate plus 0.50%, the Prime Rate or Term SOFR plus 1.0%, in each case plus a spread which ranges from 0 to 50.0 basis-points (0 basis-points at December 31, 2023), depending on our ratio of total debt to EBITDA. We pay a variable commitment fee on the unused portion of the commitment under the revolving credit agreement, ranging from 12.5 to 27.5 basis-points (12.5 basis-points at December 31, 2023). We paid fees of $844 in connection with entering into the revolving credit agreement, which are being amortized ratably through the maturity of the facility in March 2028.
At December 31, 2023, $15,400 was outstanding under the revolving credit agreement. The revolving credit agreement contains customary affirmative and negative covenants, including financial covenants with respect to consolidated leverage and interest coverage ratios, and other customary restrictions. We believe we were in compliance with all covenants at December 31, 2023.